STATEMENT OF COMPLIANCE - Narrative (Details) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2024 USD ($) MWh t	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)
Material accounting policies [Line Items]
Decrease (increase) in concensus gold price (in percent)	0.10
Decrease (increase) in gold production (in percent)	0.10
Emissions reduction	0.30
Cost
Material accounting policies [Line Items]
Additions	$ 1,088	$ 1,042	$ 1,028
Tropicana - Attributable 70%
Material accounting policies [Line Items]
Watt of wind and solar plant | MWh	62
Reduction In carbon emissions (in tonnes) | t	65,000
Reduction of carbon emission (in years)	10 years
Ghana | Cost
Material accounting policies [Line Items]
Additions			$ 9
Geita | Cost
Material accounting policies [Line Items]
Additions				$ 25